Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES:

	December 31
	2025	2024
Raw materials	183,618	343,240
Finished goods	20,862	50,953
Total	204,480	394,193

For the years ended December 31, 2025, 2024 and 2023, the Company wrote off inventory in the amount approximately $194 thousand, $115 thousand and $33 thousand, respectively, to cost of sales of specific inventory items that can no longer be used due to technological obsolescence as the market has introduced new drones. As of December 31, 2025 and December 31, 2024 the outstanding accrual for obsolescence inventory were $342 thousand and $148 thousand, respectively.